Document and Entity Information	Jan. 07, 2021
Document And Entity Information
Document Type	497
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 07, 2021
Document Effective Date	Jan. 07, 2021
Prospectus Date	Nov. 28, 2020